Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2019
Trade And Other Payables
Schedule of Trade and Other Payables
	As At March 31
	2019	2018
	(in thousands)
Trade accounts payable	$25,299	$16,886
Accruals and other payables (includes creditors for content assets of $16,139 (2018: $19,809))	32,888	31,955
Contract liability (deferred revenue)	12,260	10,642
Accrued interest	2,395	2,546
Value added taxes and other taxes payable	10,645	10,113
	$83,487	$72,142